CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		39 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Cash Flow from operations:
Net loss	$ (704,452)	$ (416,289)	$ (6,825,939)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock compensation/amortization of deferred compensation	495,450	78,750	3,246,180
Expenses converted to related party loans	30,000	150,000	728,500
Depreciation			600
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(12,741)	(19,356)	(20,772)
(Increase) decrease in other assets	6,384	(3,124)	(11,586)
Increase (decrease) in accounts & notes payable, accrued expenses, deferred compensation	42,730	(17,047)	646,369
Increase in due to related parties	97,665	60,559	681,590
Net cash (used in) operating activities	(44,964)	(166,507)	(1,555,058)
Cash Flow from investing activities:
Cash received in reverse merger			10,448
Cash used to purchase fixed assets			(600)
Net cash provided by investing activities			9,848
Cash Flow from financing activities:
Net proceeds from related party loans	40,790	165,250	756,517
Proceeds from loans and notes payable		25,000	284,500
Repayment of note payable	(144,500)		(144,500)
Contributed capital			710
Issuance of capital stock for cash	1,050		523,860
Issuance of capital stock related to debt conversion	462		462
Subscriptions received			6,049
Increase in paid in capital related to debt conversion	147,446		147,446
Net cash provided by financing activities	45,248	190,250	1,575,044
Increase (decrease) in cash	284	23,743	29,834
Cash - beginning of period	29,550	21,579
Cash - end of period	29,834	45,322	29,834
NONCASH ACTIVITIES
Recapitalization for reverse acquisition			(31,908)
Conversion of related party payable to note payable	30,000	150,000	728,500
Conversion of debt to capital stock	147,908		147,908
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	3,408		3,408
Income taxes paid